Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Loan transactions with directors, including their affiliates, and executive officers
A summary of loan transactions with directors, including their affiliates, and executive officers follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance, Beginning of Period	$202,197	$230,722	$273,330
New Loans	692	1,116	10,956
Less Loan Payments	21,151	29,641	53,564
Balance, End of Period	$181,738	$202,197	$230,722